Earnings per share and dividends per share	12 Months Ended
Dec. 31, 2019
Earnings per share and dividends per share
Earnings per share and dividends per share

16. Earnings per share and dividends per share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share	3,159,663	4,383,025	5,674,145
Shares (Denominator):
Weight average ordinary shares outstanding—basic	717,138,526	751,814,077	784,007,583
Plus:
Shares for option	49,054	19,376	—
Shares for ordinary share units and restricted share units	411,982	839,503	323,537
Weight average ordinary shares outstanding—diluted	717,599,562	752,672,956	784,331,120
Earnings per share—basic	4.41	5.83	7.24
Earnings per share—diluted	4.40	5.82	7.23

10,841,836, 9,682,255 and 8,485,046 ordinary shares transferred to ZTO ES were considered issued but not outstanding as of December 31, 2017, 2018 and 2019 , respectively, and therefore not included in the calculation of basic and dilutive earnings per share.